Activities of Orange Bank - Assets available for sale - At fair value (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Changes in fair value	€ 8	€ (8)
Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Financial assets at beginning of period		€ 795	€ 745
First integration of Orange Bank			15
Acquisitions			325
Repayments and disposals			(301)
Changes in fair value			3
Other movements			8
Financial assets at end of period			€ 795